Commitments and Contingencies - Schedule of Right Use of Asset (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Office lease ROU	$ 48,662
Less accumulated reduction	(26,980)
Balance of ROU asset	$ 21,682